EMPLOYEE BENEFIT PLANS - Schedule of Weighted Average Assets Allocation by Assets Category (Details) - Defined Benefit Plans	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	58.00%	45.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	35.00%	37.00%
Master limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	3.00%	4.00%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	1.00%	5.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	2.00%	5.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, actual plan asset allocations	1.00%	4.00%